Trade receivables (Schedule of Changes in Allowance for Doubtful Debts) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Disclosure of financial assets [line items]
Balance at beginning of the year | ₪		₪ 3,200	₪ 2,370
Bad debts | ₪		(1,937)
Change in allowance doubtful debts | ₪		634	830
Balance at end of the year | ₪		₪ 1,897	₪ 3,200
US Dollars [Member]
Disclosure of financial assets [line items]
Balance at beginning of the year | $	$ 995
Bad debts | $	(603)
Change in allowance doubtful debts | $	200
Balance at end of the year | $	$ 592